C. ACCRUED EXPENSES	12 Months Ended
Jun. 25, 2017
Accrued Liabilities and Other Liabilities [Abstract]
ACCRUED EXPENSES

Accrued expenses consist of the following (in thousands):

<BTB>	June 25,	June 26,
   	2017	2016
Compensation	$836	$728
Other	254	447
Professional fees	167	37
Insurance loss reserves	8	8

	$1,265	$1,220